Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of Estimate the Fair Value of Stock Options

The following table summarizes the assumptions used to estimate the fair value of stock options granted during the years ended December 31, 2018 and 2017:

	2018	2017
Expected dividend yield	0%	0%
Weighted-average expected volatility	192-265%	200%
Weighted-average risk-free interest rate	2.08-2.73%	1.92%
Expected life of warrants	4-5 years	4.74 -7.50 years

Schedule of Stock Option Activity

The following table represents stock option activity for the three-month period ended March 31, 2019:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2018	1,732,846	$1.19	6.98	$-
Options Exercisable as of December 31, 2018	1,107,259	$0.96	5.91
Options granted	-	-	-	-
Options forfeited	-	-	-	-
Options expired	-	-	-	-

Options Outstanding as of March 31, 2019	1,732,846	$0.82	6.74	$-
Options Exercisable as of March 31, 2019	1,128,946	$0.95	5.71	$-

The following table represents stock option activity for the two years ended December 31, 2018:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Options Outstanding as of December 31, 2016	1,044,500	$0.92	3.38	$-
Options Exercisable as of December 31, 2016	584,000	$1.05	3.02
Options granted	263,846	0.64	9.05	-
Options forfeited	(35,000)	1.02	8.25	-
Options expired	(75,000)	1.13	4.54	-

Options Outstanding as of December 31, 2017	1,197,846	$0.97	6.96	$-
Options Exercisable as of December 31, 2017	781,300	$1.02	6.30	$-
Options granted	560,400	0.50	9.26
Options forfeited	(25,400)	0.46	9.06
Options expired	-	-	-	-

Options Outstanding as of December 31, 2018	1,732,846	$1.19	6.98	$-
Options Exercisable as of December 31, 2018	1,107,259	$0.96	5.91	$-